Property, Plant and Equipment - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 6	$ 15
Capital projects under construction	457	725
Depreciation expense	$ 346	$ 358